PROBABILITIES VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.6%
	EQUITY - 57.6%
2,920	Direxion Daily S&P 500 Bull 3X	$ 349,816
2,000	Invesco QQQ Trust Series 1	725,080
4,820	ProShares UltraPro Dow30	350,221
6,050	ProShares UltraPro QQQ	351,989
2,080	SPDR Dow Jones Industrial Average ETF Trust	721,406
1,740	Vanguard S&P 500 ETF	722,396
		3,220,908

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,003,678)	3,220,908

	TOTAL INVESTMENTS - 57.6% (Cost $3,003,678)	$ 3,220,908
	OTHER ASSETS IN EXCESS OF LIABILITIES- 42.4%	2,366,944
	NET ASSETS - 100.0%	$ 5,587,852

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt